Accounting policies - Reporting entity (Details)	12 Months Ended
Dec. 31, 2022 plant shaft region shaftComplex miningTailingDam concentrator t
Accounting policies
Number of regions | region	3
Number of established shaft complexes | shaftComplex	2
Rhyolite Ridge
Accounting policies
Expected proportion of ownership interest in joint venture	50.00%
Ioneer Limited
Accounting policies
Proportion of ownership	6.95%
New Century Resources Limited
Accounting policies
Proportion of ownership interest in entity	19.90%
Eramet SA
Accounting policies
Production capacity - nickel metal | t	12,000
Production capacity - nickel salts and solutions | t	4,000
Production capacity - cobalt chloride | t	600
Keliber
Accounting policies
Proportion of ownership interest in subsidiary	84.96%
Kroondal
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Number of operating decline shafts	5
Number of concentrating plants | plant	2
Marikana
Accounting policies
Proportion of ownership interest in joint operation	50.00%
Number of shafts and concentrators	5
Number of concentrators on site | concentrator	5
Mimosa
Accounting policies
Proportion of ownership interest in associate	50.00%
Rustenburg operation
Accounting policies
Number of operating vertical shafts	3
Number of operating decline shafts	2
Number of concentrating plants | plant	2
Number of mining tailing dams | miningTailingDam	1